Interim Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions	Total	Share capital	Merger reserve	Contributed surplus	Retained earnings (deficit)		Accumulated other comprehensive loss
Balance, beginning of period at Dec. 31, 2016		$ 1,341		$ 9	$ (402)		$ (202)
Issue of common shares upon exercise of options and Dividend Reinvestment Plan		4
Stock options exercised	$ 1			(1)
Earnings	146				146
Common share dividends					(26)
Other comprehensive (loss) income	11						11
Balance, end of period at Jul. 01, 2017	784	1,345	$ (96)	8	(282)	[1]	(191)
Balance, beginning of period at Apr. 01, 2017		1,345		8	(359)		(200)
Issue of common shares upon exercise of options and Dividend Reinvestment Plan		0
Stock options exercised				0
Earnings	97				97
Common share dividends					(20)
Other comprehensive (loss) income	9						9
Balance, end of period at Jul. 01, 2017	784	1,345	(96)	8	(282)	[1]	(191)
Equity [abstract]
Deficit arising on cashless exercise of warrants in 2013					(263)
All other retained earnings (deficit)					(19)
Balance, beginning of period at Dec. 31, 2017	1,019	1,350		8	(67)		(176)
Issue of common shares upon exercise of options and Dividend Reinvestment Plan		6
Stock options exercised	1			(1)
Earnings	269				269
Common share dividends					(81)
Other comprehensive (loss) income	(6)						(6)
Balance, end of period at Jun. 30, 2018	1,206	1,356	(96)	7	121	[1]	(182)
Balance, beginning of period at Mar. 31, 2018		1,353		8	(13)		(165)
Issue of common shares upon exercise of options and Dividend Reinvestment Plan		3
Stock options exercised				(1)
Earnings	174				174
Common share dividends					(40)
Other comprehensive (loss) income	(17)						(17)
Balance, end of period at Jun. 30, 2018	$ 1,206	$ 1,356	$ (96)	$ 7	121	[1]	$ (182)
Equity [abstract]
Deficit arising on cashless exercise of warrants in 2013					(263)
All other retained earnings (deficit)					$ 384

[1]	(i) Retained earnings (deficit) comprised of: Deficit arising on cashless exercise of warrants in 2013 $(263) $(263)All other retained earnings (deficit) 384 (19) $121 $(282)